Warrants	12 Months Ended
Dec. 31, 2025
Warrants [Line Items]
WARRANTS
13.	WARRANTS

GEM Warrant

On November 4, 2022, Auto Services Group Limited entered into a Share Purchase Agreement (the “GEM Purchase Agreement”) with GEM Global Yield LLC SCS (“GEM Investor”) and GEM Yield Bahamas Limited (“GYBL”) relating to a share subscription facility. Pursuant to the GEM Purchase Agreement, Auto Services Group Limited has the right to sell to GEM Investor up to $125 million of its ordinary shares (the “GEM Shares”) for a 36-month period following a public listing of the Group’s ordinary shares (the “Investment Period”). GEM Investor would pay 90% of the average daily closing price during the pricing period, which is a 30-day period after SunCar turns a draw-down notice to GEM Investor.

In addition, in connection with the execution of the GEM Purchase Agreement and as consideration for GEM Investor’s irrevocable commitment to purchase the GEM Shares, SunCar has agreed to make a warrant (the “GEM Warrants”) granting GYBL the right, during the Investment Period, to purchase the Group’s ordinary shares up to the equivalent of 3.3% of the total equity interests outstanding immediately after the completion of the Group’s public listing, calculated on a fully diluted basis. The exercise price of the GEM Warrant $11.50 per share in the case the Group consummates a merger transaction with GBRG and priced customarily in the absence of the consummation of such a merger. The GEM Warrant may be exercised only on cash basis.

After the Business Combination was completed in May 2023, SunCar Technology Group Inc. registered the GEM Shares and GEM Warrants for the GEM Investor pursuant to GEM Purchase Agreement. As of December 31, 2025, the Company did not sell any ordinary shares to GEM Investor pursuant to GEM Purchase Agreement. The Company issued 2,839,951 GEM Warrants with the exercise price of $11.50 per share. Each GEM Warrant is entitled to purchase one Class A Ordinary Share. The GEM Warrants were exercisable from May 17, 2023, and shall expire on the date of the third anniversary of the public listing date.

The GEM Warrant met the criteria for equity classification. Pursuant to GEM Purchase Agreement, the GEM Warrants were issued as consideration for GEM Investor’s irrevocable commitment to purchase the GEM Shares, and thus, the initial fair value of the warrants was recorded as prepaid financing expense, which was amortized within the Investment Period commencing from May 17, 2023 to May 17, 2026. The Group recognized financing expense of $607 and $606 for the years ended December 31, 2024 and 2025.

Public Warrant and Private Warrant

In connection with the Business Combination, the Company has assumed 6,100,000 warrants outstanding, which consisted of: (i) 5,750,000 warrants (the “Public Warrants”) with each Public Warrant exercisable to purchase one-half (1/2) of one Class A Ordinary Share at a price of $11.50 per share, such Public Warrants originally issued in the initial public offering of Goldenbridge by holders, and (ii) 350,000 warrants (the “Private Warrants”) with each Private Warrant exercisable to purchase one-half (1/2) of one Class A Ordinary Share at a price of $11.50 per share, such Private Warrants originally issued in a private placement by Goldenbridge in connection with the initial public offering of GBRG by the holders.

When the Public Warrants are exercisable, the Company may redeem the Public Warrants in whole, and not in part, at a price of $0.01 per warrant:

(i)	If, and only if the last reported sales price of the Class A Ordinary Shares equals or exceeds $16.50 per share (subject to adjustment for splits, dividends, recapitalizations and other similar events) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company send the notice of redemption to the warrant holders.

(ii)	Upon a minimum of 30 days’ prior written notice of redemption.

If the foregoing conditions are satisfied and the Company issue a notice of redemption, each Public Warrant holder can exercise his, her or its warrant prior to the scheduled redemption date. However, the price of ordinary shares may fall below the $16.50 trigger price as well as the $11.50 warrant exercise price per full share after the redemption notice is issued and not limit our ability to complete the redemption.

The redemption criteria for the Public Warrants have been established at a price which is intended to provide warrant holders a reasonable premium to the initial exercise price and provide a sufficient differential between the then-prevailing share price and the warrant exercise price so that if the share price declines as a result of the Company’s redemption call, the redemption will not cause the share price to drop below the exercise price of the warrants.

Except as described below, the Private Warrants have terms and provisions that are identical to the Public Warrants. The Private Warrants will be non-redeemable and may be exercised on a cashless basis, in each case so long as they continue to be held by the initial purchaser or their permitted transferees.

The exercise period of Public Warrants and Private Warrants commence on the later to occur of (i) the completion of the Company’s initial business combination and (ii) 12 months following the closing of the Public Offering of GBRG, and terminating on earlier to occur if (i) five years after the completion of the initial business combination (May 17, 2028) and (ii) the date fixed for redemption of the Warrants.

The Public Warrants met the criteria for equity classification and are recorded as additional paid-in capital on the Consolidated Balance Sheet at the completion of the Business Combination. The Private Warrants contain exercise and settlement features that may change with a change in the holder, which precludes the Private Warrants from being indexed to the Company’s own stock. Therefore, the Private Warrants are recognized as warrant liabilities on Consolidated Balance Sheet at fair value, with subsequent changes in fair value recognized in the Consolidated Statement of Operations and Comprehensive (Loss) Income at each reporting date until exercised. For the years ended December 31, 2024 and 2025, the Group recognized change in fair value of the Private Warrants of $286 and $897, respectively.

Warrant issued in the Follow-on Offering

As part of the Follow-on Offering (See Note 13), the Company agreed to issue to the Institutional Investors certain common warrants (“Common Warrants”) for the purchase of up to 3,850,857 Ordinary Shares at an exercise price of $9.00 per share. The Warrants are exercisable immediately after October 30, 2023, the date of issuance and will have a term of five years therefrom.

The Company also entered into Placement Agency Agreement dated October 26, 2023 (the “Placement Agency Agreement”) with FT Global Capital, Inc., to act as exclusive placement agent in connection with the Follow-on Offering (the “Placement Agent”). The Company agreed to pay the Placement Agent a cash fee equal to 7.5% of the gross proceeds raised in the Follow-on Offering. In addition, the Company agreed to issue to the Placement Agent warrants (“PA Warrants”) to purchase a number of Ordinary Shares equal to 1% of the aggregate number of Ordinary Shares sold in the Follow-on Offering, at an exercise price equal to $10.225 per share. The number of PA Warrants issued to FT Global Capital, Inc was 25,672.

The Common Warrants and PA Warrants met the criteria for equity classification. The fair value of the Common Warrants and PA Warrants were of $17,739, valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock on the relative fair value of net proceeds received.

The table summarizes the assumptions of the initial fair value of warrants under Black-Scholes-Merton model:

	GEM Warrants	Public Warrants and Private Warrants	Common Warrants	PA Warrants
Expected term (in years)	3	5	5	5
Volatility	59.84%	59.84%	63.84%	63.84%
Risk-free interest rate	3.94%	3.59%	4.80%	4.80%
Dividend yield	-	-	-	-

(1)	Expected term (in years)

Expected term (in years) of the warrants is extracted from warrant agreements.

(2)	Volatility

The volatility of the underlying ordinary shares during the lives of the warrants was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(3)	Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the warrants.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the warrants.

The table summarizes the status of warrants outstanding and exercisable as of December 31, 2025:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2024	12,431,674	$10.72
Warrants exercisable, as of December 31, 2024	12,431,674	$10.72
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2025	12,431,674	$10.72
Warrants exercisable, as of December 31, 2025	12,431,674	$10.72

As of December 31, 2025, the Company had 12,431,674 warrants outstanding to purchase 9,574,077 Class A Ordinary Shares with weighted average exercise price of $10.72 per share and remaining contractual lives of 2.06 years.